Platform Development	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Platform Development

9. Platform Development

Platform development costs are summarized as follows:

	As of December 31,
	2022	2021
Platform development	$21,493	$21,997
Less accumulated amortization	(11,163)	(12,698)
Net platform development	$10,330	$9,299

A summary of platform development activity is as follows:

	As of December 31,
	2022	2021
Platform development beginning of year	$21,997	$16,029
Payroll-based costs capitalized	5,179	4,819
Less dispositions	(7,357)	(460)
Total capitalized payroll-based costs	19,819	20,388
Stock-based compensation	1,884	2,045
Impairments	(210)	(436)
Platform development end of year	$21,493	$21,997

Amortization expense for platform development for the year ended December 31, 2022 and 2021 was $5,822 and $4,485, respectively. Amortization expense for platform development is included in cost of revenues on the consolidated statements of operations. Impairment charges for platform development for the years ended December 31, 2022 and 2021 of $210 and $436, respectively, have been recorded on the consolidated statements of operations.